Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Cash flows - operating activities
Net earnings	$ 475.5	$ 476.3	$ 404.5
(Losses) earnings from discontinued operations, net of tax	1.0	2.4	2.5
Adjustments to reconcile net earnings from continuing operations to cash flows:
Depreciation and amortization	349.1	316.8	300.9
Asset impairment charges, net	0.5	4.7	6.2
Amortization of loan costs	6.7	2.8	3.3
Stock-based compensation expense	56.1	66.6	53.5
Change in current assets and liabilities	(191.4)	12.2	144.3
Contributions to pension and postretirement plan	(22.7)	(13.2)	(0.6)
Loss on disposal of land, buildings and equipment	7.1	6.9	0.3
Change in cash surrender value of trust-owned life insurance	4.1	(13.7)	(7.7)
Deferred income taxes	36.1	28.8	(10.2)
Change in deferred rent	18.5	17.1	15.4
Change in other liabilities	15.8	(15.4)	(14.4)
Income tax benefits from exercise of stock-based compensation credited to Goodwill	0.6	0.2	1.4
Other, net	5.2	2.2	4.0
Net cash provided by operating activities of continuing operations	762.2	894.7	903.4
Cash flows - investing activities
Purchases of land, buildings and equipment	(639.7)	(547.7)	(432.1)
Proceeds from disposal of land, buildings and equipment	3.3	7.0	12.5
Purchases of marketable securities	(32.1)	(6.5)	(15.5)
Proceeds from sale of marketable securities	21.3	5.1	12.8
Cash used in business acquisitions, net of cash acquired	(58.5)	0	0
Increase in other assets	(15.9)	(10.6)	(6.4)
Net cash used in investing activities of continuing operations	(721.6)	(552.7)	(428.7)
Cash flows - financing activities
Proceeds from issuance of common stock	70.2	63.0	66.3
Income tax benefits credited to equity	17.9	17.7	20.1
Dividends paid	(223.9)	(175.5)	(140.0)
Purchases of treasury stock	(375.1)	(385.5)	(85.1)
ESOP note receivable repayments	2.1	1.8	1.8
Proceeds from issuance of short-term debt	2,321.0	1,454.9	401.2
Repayments of short-term debt	(2,243.8)	(1,269.4)	(551.2)
Repayment of long-term debt	(2.1)	(226.8)	(1.8)
Principal payments on capital leases	(1.6)	(1.2)	(1.3)
Proceeds from issuance of long-term debt	400.0	0	0
Payment of debt issuance costs	(5.1)	0	0
Net cash used in financing activities of continuing operations	(40.4)	(521.0)	(290.0)
Cash flows - discontinued operations
Net cash used in operating activities of discontinued operations	(0.5)	(2.1)	(1.4)
Net cash provided by investing activities of discontinued operations	0.3	2.8	2.6
Net cash provided by discontinued operations	(0.2)	0.7	1.2
(Decrease) increase in cash and cash equivalents	0	(178.3)	185.9
Cash and cash equivalents- beginning of year	70.5	248.8	62.9
Cash and cash equivalents - end of year	70.5	70.5	248.8
Cash flows from changes in current assets and liabilities
Receivables, net	(6.1)	(5.9)	(15.8)
Inventories	(103.0)	(79.3)	26.2
Prepaid expenses and other current assets	(6.6)	(5.0)	(5.0)
Accounts payable	(10.2)	5.5	27.6
Accrued payroll	(13.3)	5.3	23.6
Prepaid/accrued income taxes	(16.3)	4.7	52.7
Other accrued taxes	(3.9)	2.3	1.8
Unearned revenues	31.1	27.3	26.9
Other current liabilities	63.1	(57.3)	(6.3)
Change in current assets and liabilities	$ (191.4)	$ 12.2	$ 144.3